Gain on Investment	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Gain on Investment

4 – GAIN ON SETTLEMENT

In the first quarter of fiscal 2010, the Company negotiated an out of court settlement of an unrecognized claim. The full amount of the settlement was $214,961, subject to certain terms. Due to the inherent uncertainty of this contingent gain, it will be recorded at the time funds are received. As of March 31, 2010, $171,400 has been received and the company determined that it will not receive the remainder of the settlement.